Accounts Receivable, Net - Schedule of Ageing Analysis of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Ageing Analysis of Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 22,399	$ 17,519
Within Ninety Days [Member]
Schedule of Ageing Analysis of Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 22,399	$ 17,519